Acquisition - Schedule of unaudited pro forma summary (Details) - Tianbo - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquisition
Revenue	¥ 1,566,245	¥ 1,579,211
Net (loss)/income attributable to Phoenix New Media Limited	¥ 731,007	¥ (50,577)